UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2010

Date of reporting period: JUNE 30, 2010

Item 1.	REPORTS TO STOCKHOLDERS

Semi-Annual Report

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)
June 30, 2010

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Semi-Annual Report

June 30, 2010

Contents

Portfolio Asset Allocation	2

Unaudited Financial Statements

Statement of Assets and Liabilities	3
Statement of Investments	4
Statement of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	12
Notes to Financial Statements	13
Schedule of Changes in Investments in Affiliates	24
Schedule of Restricted Securities of Unaffiliated Issuers	25

Supplemental Information

Approval of Investment Management Agreements	26

Special Value Continuation Partners, LP (the “Partnership”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Partnership’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  The Partnership’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Partnership’s proxy voting guidelines and information regarding how the Partnership voted proxies relating to portfolio investments during the most recent twelve-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the Partnership’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000.  Collect calls for this purpose are accepted.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Portfolio Asset Allocation (Unaudited)

June 30, 2010

Percent of Cash
Industry	and Investments

Wired Telecommunications Carriers	13.1%
Architectural, Engineering, and Related Services	11.2%
Other Electrical Equipment and Component Manufacturing	10.3%
Nonferrous Metal (except Aluminum) Production and Processing	6.4%
Other Information Services	5.8%
Radio and Television Broadcasting	4.7%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	3.5%
Data Processing, Hosting, and Related Services	3.2%
Other Financial Investment Activities	3.0%
Communications Equipment Manufacturing	3.0%
Scheduled Air Transportation	2.9%
Book, Periodical, and Music Stores	2.6%
Support Activities for Mining	2.6%
Full-Service Restaurants	2.4%
Machine Shops, Turned Product, and Screw, Nut, and Bolt Manufacturing	2.4%
Industrial Machinery Manufacturing	1.9%
Offices of Real Estate Agents and Brokers	1.8%
Other Professional, Scientific, and Technical Services	1.5%
Basic Chemical Manufacturing	1.5%
Gambling Industries	1.4%
Computer and Peripheral Equipment Manufacturing	1.3%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	0.9%
Wireless Telecommunications Carriers (except Satellite)	0.8%
Depository Credit Intermediation	0.7%
Semiconductor and Other Electronic Component Manufacturing	0.7%
Oil and Gas Extraction	0.6%
Grocery Stores	0.2%
Other Amusement and Recreation Industries	0.1%
Support Activities for Air Transportation	0.1%
Electric Power Generation, Transmission and Distribution	0.0%
Cash and Cash Equivalents	9.4%
Total	100.0%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Assets and Liabilities (Unaudited)

June 30, 2010

Assets
Investments, at fair value:
Unaffiliated issuers (cost $318,024,804)	$265,301,308
Controlled companies (cost $38,227,622)	13,705,248
Other affiliates (cost $105,298,355)	126,301,407
Total investments (cost $461,550,781)	405,307,963

Cash and cash equivalents	42,012,947
Accrued interest income:
Unaffiliated issuers	5,182,210
Controlled companies	4,479
Other affiliates	730,048
Receivable for investment securities sold	6,045,871
Deferred debt issuance costs	1,799,755
Unrealized appreciation on swaps	529,584
Receivable from parent	147,451
Prepaid expenses and other assets	68,414
Total assets	461,828,722

Liabilities
Credit facility payable	60,000,000
Payable for investment securities purchased	13,852,037
Distribution payable	7,128,267
Management and advisory fees payable	565,599
Payable to affiliate	86,247
Interest payable	58,903
Accrued expenses and other liabilities	379,870
Total liabilities	82,070,923

Preferred equity facility
Series A preferred interests; $20,000/interest liquidation preference;
6,700 interests authorized, issued and outstanding	134,000,000
Accumulated distributions on Series A preferred interests	385,589
Total preferred limited partner interests	134,385,589

Net assets applicable to common limited and general partners	$245,372,210

Composition of net assets applicable to common limited and general partners
Paid-in capital	$358,636,781
Accumulated net investment income	22,066,121
Accumulated net realized losses	(79,724,762)
Accumulated net unrealized depreciation	(55,605,931)
Net assets applicable to common limited and general partners	$245,372,210

See accompanying notes.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (59.74%)
Bank Debt (24.39%) (1)
Book, Periodical, and Music Stores (2.57%)
Borders Group, Inc., 2nd Lien Term Loan, LIBOR + 12.25%, due 4/1/14	$11,798,247	$11,503,291	2.57%

Communications Equipment Manufacturing (2.97%)
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14	$14,773,839	13,296,455	2.97%

Computer and Peripheral Equipment Manufacturing (1.26%)
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 3.5% PIK, due 11/22/12	$6,598,723	5,658,405	1.26%

Electric Power Generation, Transmission and Distribution (0.05%)
La Paloma Generating Company, Residual Bank Debt (3)	$23,218,322	211,508	0.05%

Machine Shops, Turned Product, and Screw, Nut, and Bolt Manufacturing (2.40%)
Acument Global Technologies, LLC, 1st Lien Term Loan, Prime + 6% Cash + 4% PIK, due 8/11/13	$7,754,839	7,580,355	1.69%
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, LIBOR + 6.5%, due 10/2/13	$266,058	210,186	0.05%
Precision Partners Holdings, 1st Lien Term Loan, LIBOR + 6.5%, due 10/2/13	$3,744,895	2,958,467	0.66%
Total Machine Shops, Turned Products, and Screw, Nut, and Bolt Manufacturing		10,749,008

Offices of Real Estate Agents and Brokers (0.96%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$6,891,566	7,239,018	1.62%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$15,897,590	(2,941,054)	(0.66)%
Total Offices of Real Estate Agents and Brokers		4,297,964

Other Financial Investment Activities (2.99%)
American Capital, Ltd., 1st Lien Senior Secured Term Loan, LIBOR + 6.5%, due 12/31/12	$13,550,504	13,369,831	2.99%

Radio and Television Broadcasting (4.48%)
Encompass Digital Media Group, Inc., 1st Lien Revolver, 13%, due 12/31/14	$2,343,750	953,125	0.21%
Encompass Digital Media Group, Inc., 1st Lien Term Loan, 13%, due 12/31/14	$18,378,947	19,114,105	4.27%
Total Radio and Television Broadcasting		20,067,230

Support Activities for Mining (1.55%)
Trico Marine Services, Inc., 1st Lien Term Loan, LIBOR + 11.5%, due 12/31/2011	$3,277,291	3,277,291	0.73%
Trico Shipping AS, 1st Lien Term Loan A, 13.5%, due 07/01/2014	$6,554,582	3,683,509	0.82%
Trico Shipping AS, 1st Lien Term Loan B, 13.5%, due 07/01/2014	$1,966,375	-	0.00%
Total Support Activities for Mining		6,960,800

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Wired Telecommunications Carriers (5.16%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Netherlands) (4)	€2,113,201	$2,146,492	0.48%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15	$1,990,353	1,995,329	0.45%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan,
EURIBOR + 3.50%, due 8/9/16 - (Netherlands) (4)	€4,927,730	4,771,677	1.07%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (4)	€2,535,452	2,420,251	0.54%
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 10% PIK, due 8/16/17 - (Netherlands) (4)	€17,000,187	11,702,716	2.62%
Total Wired Telecommunications Carriers		23,036,465

Total Bank Debt (Cost $122,156,392)		109,150,957

Other Corporate Debt Securities (35.35%)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (0.92%)
NCO Group, Inc., Senior Secured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$655,000	550,200	0.12%
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$3,747,000	3,592,661	0.80%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		4,142,861

Architectural, Engineering, and Related Services (4.89%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$14,914,000	11,918,772	2.66%
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14 (5)	$2,625,683	2,638,811	0.59%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15 (2), (5)	$7,339,014	7,339,014	1.64%
Total Architectural, Engineering, and Related Services		21,896,597

Basic Chemical Manufacturing (1.51%)
Kronos International, Inc., Senior Secured Notes, 6.5%, due 4/15/13 (4)	€6,558,000	6,741,572	1.51%

Data Processing, Hosting, and Related Services (2.69%)
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK, due 3/12/13 (2), (5), (8)	$11,516,574	11,228,659	2.51%
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17 (5)	$703,000	797,905	0.18%
Total Data Processing, Hosting, and Related Services		12,026,564

Full-Service Restaurants (2.41%)
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13 (5)	$10,727,000	10,780,635	2.41%

Gambling Industries (1.41%)
Harrah's Operating Company Inc., Senior Secured Notes, 10%, due 12/15/18	$7,695,000	6,329,138	1.41%
Harrah's Operating Company Inc., Senior Secured Notes, 11.25%, due 6/1/17	$18,000	18,990	0.00%
Total Gambling Industries		6,348,128

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Grocery Stores (0.22%)
Safeway Inc., Senior Unsecured Notes, 4.95%, due 8/16/10	$1,000,000	$1,005,210	0.22%

Industrial Machinery Manufacturing (1.74%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13 (3), (5)	$7,778,000	7,778,000	1.74%

Nonferrous Metal (except Aluminum) Production and Processing (1.99%)
International Wire Group, Inc., Senior Secured Notes, 9.75%, due 4/15/15 (2), (5)	$9,078,000	8,890,766	1.99%

Offices of Real Estate Agents and Brokers (0.84%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$4,915,000	3,744,247	0.84%

Oil and Gas Extraction (0.59%)
Forbes Energy Services, Senior Secured Notes, 11%, due 2/15/15	$2,904,000	2,642,640	0.59%

Other Information Services (3.62%)
IRI Holdco (RW), LLC, Note Receivable, 8%, due 12/12/11 (5)	$16,175,253	16,175,252	3.62%

Other Professional, Scientific, and Technical Services (1.51%)
MSX International, Inc., Senior Secured 2nd Lien Notes,
12.5%, due 4/1/12 (144A) - (UK/France/Germany) (5)	$8,209,000	6,772,425	1.51%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (3.48%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$17,959,000	15,562,371	3.48%

Scheduled Air Transportation (2.64%)
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16 (5)	$3,504,788	4,409,023	0.99%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (5)	$555,756	701,642	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (5)	$556,565	704,612	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13 (5)	$3,245,421	3,839,333	0.86%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (5)	$524,316	564,164	0.13%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (5)	$622,002	689,489	0.15%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (5)	$653,491	827,973	0.19%
Total Scheduled Air Transportation		11,736,236

Support Activities for Mining (1.02%)
Allis-Chalmers Energy, Senior Unsecured Notes, 8.5%, due 3/1/17	$5,221,000	4,542,270	1.02%

Wired Telecommunications Carriers (3.02%)
ITC Deltacom Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$9,830,000	9,473,663	2.12%
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17 (5)	$3,933,000	4,031,325	0.90%
Total Wired Telecommunications Carriers		13,504,988

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount or Shares	Value	and Investments

Debt Investments (continued)
Wireless Telecommunications Carriers (except Satellite) (0.85%)
Clearwire Communications, LLC, Senior Secured Notes, 12%, due 12/1/15 (144A) (5)	$2,622,000	$2,617,630	0.59%
Clearwire Communications, LLC, Senior Secured Notes, 12%, due 12/1/15	$1,179,000	1,177,035	0.26%
Total Wireless Telecommunications Carriers (except Satellite)		3,794,665

Total Other Corporate Debt Securities (Cost $146,480,689)		158,085,427

Total Debt Investments (Cost $268,637,081)		267,236,384

Equity Securities (30.87%)
Architectural, Engineering, and Related Services (6.36%)
Alion Science and Technology Corporation, Warrants (3)	2,620	142,554	0.03%
ESP Holdings, Inc., 15% PIK, Preferred Stock (2), (5), (6)	40,618	5,638,152	1.26%
ESP Holdings, Inc., Common Stock (2), (3), (5), (6)	88,670	22,659,377	5.07%
Total Architectural, Engineering, and Related Services		28,440,083

Data Processing, Hosting, and Related Services (0.55%)
Anacomp, Inc., Class A, Common Stock (2), (3), (5), (8)	1,253,969	2,476,589	0.55%

Depository Credit Intermediation (0.70%)
Doral Financial Corporation, Non-Contingent Offered Preferred Stock Shares (3), (5)	676	676,000	0.15%
Doral Holdings, LP Interest (3), (5)	855,916	2,482,303	0.55%
Total Depository Credit Intermediation		3,158,303

Industrial Machinery Manufacturing (0.12%)
GSI Group Inc., Common Stock (3), (5)	216,987	525,109	0.12%

Nonferrous Metal (except Aluminum) Production and Processing (4.47%)
International Wire Group, Inc., Common Stock (2), (5), (6)	1,979,441	19,992,354	4.47%

Other Amusement and Recreation Industries (0.06%)
Bally Total Fitness Holding Corporation, Common Stock (3), (5)	6,058	222,225	0.05%
Bally Total Fitness Holding Corporation, Warrant (3), (5)	10,923	52,430	0.01%
Total Other Amusement and Recreation Industries		274,655

Other Electrical Equipment and Component Manufacturing (10.27%)
EP Management Corporation, Common Stock (2), (5), (6), (7)	1,312,720	45,991,145	10.27%

Other Information Services (2.17%)
IRI Holdco (RW), LLC, Warrants to Purchase IRI Preferred Stock (3), (5)	4,063,914	9,692,435	2.17%

Radio and Television Broadcasting (0.21%)
Encompass Digital Media Group, Inc., Common Stock (3), (5)	183,824	937,502	0.21%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Partnership

	Principal		Fair	Percent of Cash
Investment	Amount or Shares		Value	and Investments

Equity Securities (continued)
Scheduled Air Transportation (0.30%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (5)		25	$250,730	0.06%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (5)		25	249,302	0.06%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (5)		26	264,997	0.06%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (5)		25	263,596	0.06%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (5)		25	276,365	0.06%
Total Scheduled Air Transportation			1,304,990

Semiconductor and Other Electronic Component Manufacturing (0.68%)
AIP/IS Holdings, LLC, Membership Units (3), (5)		352	3,025,853	0.68%

Support Activities for Air Transportation (0.06%)
Alabama Aircraft Industries, Inc., Common Stock (3), (5)		164,636	246,954	0.06%

Wired Telecommunications Carriers (4.92%)
Integra Telecom, Inc., Common Stock (3), (5)		1,274,522	6,064,756	1.36%
Integra Telecom, Inc., Warrants (3), (5)		346,939	-	0.00%
ITC^DeltaCom, Inc., Common Stock (2), (3), (5), (6)		10,890,068	15,790,599	3.53%
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)		2,455,500	150,252	0.03%
Total Wired Telecommunications Carriers			22,005,607

Total Equity Securities (Cost $192,913,700)			138,071,579

Total Investments (Cost $461,550,781) (9)			405,307,963

Cash and Cash Equivalents (9.39%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.05%, Collateralized by Federal Home Loan Banks Note		$2,673,904	2,673,904	0.60%
American Express Credit Corporation, Commercial Paper, 0.05%, 7/1/10		$17,000,000	17,000,000	3.80%
Union Bank of California, Commercial Paper, 0.05%, 7/7/10		$11,000,000	10,999,908	2.46%
General Electric Company, Commercial Paper, 0.08%, 7/15/10		$11,000,000	10,999,658	2.46%
Cash Denominated in Foreign Currencies CAD	CAD	15,078	14,172	0.00%
Cash Denominated in Foreign Currencies Euro		€41,762	51,108	0.01%
Cash Denominated in Foreign Currencies GBP		£35,597	53,200	0.01%
Cash Held on Account at Various Institutions		$220,997	220,997	0.05%
Total Cash and Cash Equivalents			42,012,947

Total Cash and Investments			$447,320,910	100.00%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2010

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

(3)	Non-income producing security.

(4)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to US dollars.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)	The Partnership's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8)	Issuer is a controlled company.

(9)	Includes investments with an aggregate market value of $30,110,368 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $176,294,645 and $114,380,257, respectively.
Aggregate purchases includes investment assets received as payment in-kind. Aggregate sales includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of June 30, 2010 was $347,340,303 or 77.65% of total cash and investments of the Partnership.

Swaps at June 30, 2010 were as follows:

Instrument	Notional Amount	Fair Value

Euro/US Dollar Cross Currency Basis Swap, Pay Euros/Receive USD, Expires 5/16/14	$6,040,944	$529,584

See accompanying notes.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Operations (Unaudited)

Six Months Ended June 30, 2010

Investment income
Interest income:
Unaffiliated issuers	$11,256,307
Controlled companies	766,028
Other affiliates	2,130,011
Dividend income:
Unaffiliated issuers	280,138
Other affiliates	11,031,614
Other income:
Unaffiliated issuers	1,106,393
Other affiliates	16,222
Total investment income	26,586,713

Operating expenses
Management and advisory fees	3,393,594
Amortization of deferred debt issuance costs	218,335
Portfolio asset depreciation	178,398
Commitment fees	116,437
Interest expense	95,850
Legal fees, professional fees and due diligence expenses	93,000
Director fees	53,485
Custody fees	50,929
Insurance expense	47,732
Other operating expenses	142,040
Total expenses	4,389,800

Net investment income	22,196,913

Net realized and unrealized gain (loss)
Net realized gain from investments in unaffiliated issuers
and foreign currency transactions	5,738,668
Net change in unrealized appreciation/depreciation	(4,642,949)
Net realized and unrealized gain	1,095,719

Dividends paid on preferred equity facility	(723,703)
Net change in accumulated dividends on preferred equity facility	(17,252)

Net increase in net assets applicable to common limited and general
partners resulting from operations	$22,551,677

See accompanying notes.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2010 (Unaudited)
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners,
beginning of period	$233,061,800	$233,061,800	$-

Net investment income	22,196,913	22,196,913	-
Net realized gain	5,738,668	5,738,668	-
Net change in unrealized appreciation/depreciation	(4,642,949)	(4,642,949)	-
Dividends paid on preferred equity facility	(723,703)	(723,703)	-
Net change in accumulated dividends on preferred equity facility	(17,252)	(17,252)	-
Net increase in net assets applicable to common limited and
general partners resulting from operations	22,551,677	22,551,677	-

Distributions to common limited partner from:
Net investment income	(10,241,267)	(10,241,267)	-

Net assets applicable to common limited and general partners, end of period (including accumulated net investment income of
$22,066,122, $21,715,607 and $350,515, respectively)	$245,372,210	$245,372,210	$-

	Year Ended December 31, 2009
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners,
beginning of year	$195,927,177	$195,927,177	$-

Net investment income	18,111,177	18,111,177	-
Net realized loss	(62,643,798)	(62,643,798)	-
Net change in unrealized appreciation/depreciation	98,786,144	98,786,144	-
Dividends paid on preferred equity facility	(2,544,220)	(2,544,220)	-
Net change in accumulated dividends on preferred equity facility	805,131	805,131	-
Net increase in net assets applicable to common limited and
general partners resulting from operations	52,514,434	52,514,434	-

Distributions to common limited partner from:
Net investment income	(15,379,811)	(15,379,811)	-

Net assets applicable to common limited and general partners, end of year (including accumulated net investment income of
$10,851,431, $10,500,916 and $350,515, respectively)	$233,061,800	$233,061,800	$-

See accompanying notes.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2010

Operating activities
Net increase in net assets applicable to common limited and general partners
resulting from operations	$22,551,677
Adjustments to reconcile net increase in net assets applicable to common limited and general partners resulting from operations to net cash used in operating activities:
Net realized gain	(5,738,668)
Net change in unrealized appreciation/depreciation	4,714,295
Dividends paid on preferred equity facility	723,703
Increase in accumulated dividends on preferred equity facility	17,252
Accretion of original issue discount	(210,219)
Income from paid in-kind capitalization	(2,359,158)
Amortization of deferred debt issuance costs	218,335
Changes in assets and liabilities:
Purchases of investment securities	(173,935,487)
Proceeds from sales, maturities and paydowns of investment securities	114,380,257
Increase in accrued interest income - unaffiliated issuers	(1,267,940)
Increase in accrued interest income - controlled companies	(298)
Increase in accrued interest income - other affiliates	(376,255)
Increase in receivable for investment securities sold	(4,234,452)
Increase in receivable from parent	(99,170)
Decrease in prepaid expenses and other assets	2,120
Increase in payable for investment securities purchased	1,102,605
Increase in payable to affiliate	86,247
Increase in interest payable	12,848
Increase in accrued expenses and other liabilities	9,969
Net cash used in operating activities	(44,402,339)

Financing activities
Proceeds from draws on credit facility	123,000,000
Principal repayments on credit facility	(138,000,000)
Dividends paid on preferred equity facility	(723,703)
Distributions paid to common limited partner	(9,313,000)
Net cash used in financing activities	(25,036,703)

Net decrease in cash and cash equivalents	(69,439,042)
Cash and cash equivalents at beginning of period	111,451,989
Cash and cash equivalents at end of period	$42,012,947

Supplemental cash flow information:
Interest payments	$83,002
Tax payments	21,751

See accompanying notes.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited)

June 30, 2010

1.  Organization and Nature of Operations

Special Value Continuation Partners, LP (the “Partnership”), a Delaware Limited Partnership, is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Partnership has elected to be treated as a partnership for U.S. federal income tax purposes.

Investment operations commenced and initial funding was received on July 31, 2006.  The Partnership was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities.  The stated objective of the Partnership is to achieve high total returns while minimizing losses.  Special Value Continuation Fund, LLC (“SVCF” or the “Common Limited Partner”) owns the entire common limited partner interest in the Partnership.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”). The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of the Partnership.  Babson Capital Management LLC serves as Co-Manager.  Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.  The Partnership, TCP, SVOF/MM and their members and affiliates may be considered related parties.

Partnership management consists of the General Partner and the Board of Directors.  The General Partner directs and executes the day-to-day operations of the Partnership, subject to oversight from the Board of Directors, which performs certain functions required by the 1940 Act.  The Board of Directors has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager.  The Board of Directors consists of three persons, two of whom are independent.  If the Partnership has preferred limited partner interests outstanding, as it currently does, the holders of the preferred limited partner interests voting separately as a class will be entitled to elect two of the Partnership’s Directors.  The remaining Directors of the Partnership will be subject to election by holders of the common limited partner interests and preferred limited partner interests voting together as a single class.

Partnership Structure

Total capitalization of the Partnership is approximately $678.8 million, consisting of approximately $419.0 million of initial common limited partner interests (the “Common Limited Interests”) held by SVCF, an approximately $9.8 million initial general partner interest (the “GP Interest”) held by SVOF/MM, $134 million of preferred limited partner interests (the “Preferred Limited Interests”) and $116 million under a senior secured revolving credit facility (the “Senior Facility”).  The Common Limited Interests, GP Interest, Preferred Limited Interests and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership.  Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

1.  Organization and Nature of Operations (continued)

The Partnership will liquidate and distribute its assets and will be dissolved on June 30, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by SVCF as the holder of the Common Limited Interests.  However, the Partnership Agreement will prohibit liquidation of the Partnership prior to June 30, 2016 if the Preferred Limited Interests are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At June 30, 2010, the Partnership had 6,700 Preferred Limited Interests issued and outstanding with a liquidation preference of $20,000 per Preferred Interest.  The Preferred Limited Interests are redeemable at the option of the Partnership, subject to certain limitations. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Preferred Limited Interests or repay indebtedness, at the Partnership’s option.  Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Preferred Limited Interests, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act.  As of June 30, 2010, the Partnership was in full compliance with such requirements.

The Preferred Limited Interests accrue dividends at an annual rate equal to LIBOR plus 0.75%, or in the case of any holders of Preferred Limited Interests that are CP Conduits (as defined in the leveraging documents), the higher of (i) LIBOR plus 0.75% or (ii) the CP Conduit’s cost of funds rate plus 0.75%, subject to certain limitations and adjustments.

2.  Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

2.  Summary of Significant Accounting Policies (continued)

Investment Valuation

Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Series A Preferred.  Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation.  Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers.  Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by one or more independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval.  Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible.  The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future.  The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

Investments of the Company may be categorized based on the types of inputs used in valuing such assets.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  Transfers between levels are recognized as of the beginning of the reporting period.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

2.  Summary of Significant Accounting Policies (continued)

At June 30, 2010, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$-
2	Other observable market inputs*	39,820,053	103,828,266	19,044,964
3	Independent third-party pricing sources that employ significant unobservable inputs	62,158,597	54,257,161	118,609,405
3	Internal valuations with significant unobservable inputs	7,172,307	-	417,210
Total		$109,150,957	$158,085,427	$138,071,579

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the six months ended June 30, 2010 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$45,255,960	$73,392,113	$96,160,272
Net realized and unrealized gains (losses)	(2,289,924)	2,455,761	2,346,806
Net acquisitions and dispositions	2,172,720	(4,570,872)	(186,019)
Transfers into category	17,019,841	-	20,389,787
Transfers out of category	-	(17,019,841)	(101,441)
Ending balance	$62,158,597	$54,257,161	$118,609,405

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(3,795,231)	$2,234,108	$2,939,480

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

2.  Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$211,507	$793,632	$20,389,788
Net realized and unrealized gains (losses)	-	44,231,673	(44,945,424)
Net acquisitions and dispositions	6,960,800	(45,025,305)	45,362,634
Transfers into category	-	-	-
Transfers out of category	-	-	(20,389,788)
Ending balance	$7,172,307	$-	$417,210

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$-	$(4,945,424)

There were no transfers between Level 1 and 2 during the six months ended June 30, 2010.

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank.  Cash equivalents consist of highly liquid investments with an original maturity of three months or less. For purposes of reporting cash flows, cash consists of the cash held with brokerage firms and the custodian bank, and cash equivalents maturing within 90 days.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

2.  Summary of Significant Accounting Policies (continued)

times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments.  Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At June 30, 2010, the Partnership held foreign currency denominated investments comprising approximately 6.9% of the Partnership’s total investments by fair value.  Such positions were converted at the closing rate in effect at June 30, 2010 and reported in U.S. dollars.  Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions. The portion of gains and losses on foreign investments resulting from fluctuations in foreign currencies is included in net realized and unrealized gain or loss from investments.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government.  These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange and interest rate risks, the Partnership has entered into several swap transactions.  All derivatives are recognized as either assets or liabilities in the statement of assets and liabilities. The transactions entered into are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

2.  Summary of Significant Accounting Policies (continued)

period. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in interest rates and the value of foreign currency relative to the U.S. dollar.

Unrealized gains of $903,984 from cross currency basis swaps during the six months ended June 30, 2010 were included in net change in appreciation/depreciation in the Statement of Operations.

Valuations of open swap transactions at June 30, 2010 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$529,584

Debt Issuance Costs

Costs of approximately $3.5 million were incurred in connection with placing the Partnership’s Senior Facility.  These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not expected to be material to the Partnership’s operations.

Purchase Discounts

The majority of the Partnership’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. However, GAAP also requires the Partnership to consider the collectibility of interest when making accruals.  Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected and when such amounts can be estimated.

Income Taxes

The Partnership’s income or loss is reported in the partners’ income tax returns. Consequently, no income taxes are paid at the Partnership level or reflected in the Partnership’s financial statements.  The tax returns, the qualification of the Partnership, and the amount of allocable Partnership income or loss are subject to examination by federal and state taxing authorities for all tax years since inception.  No such examinations are currently pending.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

2.  Summary of Significant Accounting Policies (continued)

Cost and unrealized appreciation (depreciation) for U.S. federal income tax purposes of the investments of the Partnership at June 30, 2010 were as follows:

Unrealized appreciation	$64,613,938
Unrealized depreciation	(120,327,172)
Net unrealized depreciation	$(55,713,234)

Cost of investments	$461,550,781

3.  Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Common Limited Partner until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner until it has received 20% of all cumulative income and gain distributions.  80% of all remaining net income and gain distributions are allocated to the Common Limited Partner, with the remaining 20% allocated to the General Partner. Net investment income or loss, realized gain or loss on investments, and appreciation or depreciation on investments for the period are allocated between the Common Limited Partner and the General Partner in a manner consistent with that used to determine distributions.

Distributions to the Common Limited Partner are generally based on the Common Limited Partner’s estimated taxable earnings from its interest in the Partnership, and are recorded on the ex-dividend date.  The timing of distributions is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions.  Any net long-term capital gains are distributed at least annually.  As of June 30, 2010, the Partnership had declared $134,421,078 in distributions to the Common Limited Partner since inception.

4.  Management Fees and Other Expenses

The Partnership incurs an annual management and advisory fee, payable to the Investment Manager monthly in arrears, equal to 1.0% of the sum of the maximum amount of the Preferred Limited Interests, the maximum amount available under the Senior Facility, and the net asset value of the Partnership at inception, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding, and by the amount of the Preferred Limited Interests when less than $1 million in liquidation value of preferred securities is outstanding.  In addition to the management fee, the General Partner is entitled to a performance allocation as discussed in Note 3, above.  As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager.  The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

4.  Management Fees and Other Expenses (continued)

The Partnership pays all expenses incurred in connection with the business of the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5.  Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”) pursuant to which amounts may be drawn up to $116 million. The Senior Facility matures July 31, 2014, subject to extension by the lenders at the request of the Partnership for one 12-month period.

Advances under the Senior Facility bear interest at LIBOR plus 0.375% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of LIBOR plus 0.375% or the CP Conduit’s cost of funds plus 0.375%, subject to certain limitations. The weighted-average interest rate on outstanding borrowings at June 30, 2010 was 0.72%. In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.20% per annum on the unused portion of the Senior Facility, or 0.25% per annum when less than $46,400,000 in borrowings are outstanding. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants.  As of June 30, 2010, the Partnership was in full compliance with such covenants.

6.  Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Partnership to risk in the event that such parties are unable to fulfill contractual obligations.  Management does not anticipate any material losses from counterparties with whom it conducts business.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

6.  Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk (continued)

Consistent with standard business practice, the Partnership enters into contracts that contain a variety of indemnifications. The Partnership’s maximum exposure under these arrangements is unknown.  However, the Partnership expects the risk of loss to be remote.  The Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $22.2 million at June 30, 2010. These instruments are reflected at fair value and may be drawn up to the principal amount shown.

7.  Related Parties

From time to time the Partnership advances payments to third parties on behalf of the Common Limited Partner which are reimbursable through deductions from distributions to the Common Limited Partner.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

8.  Financial Highlights

	Six Months Ended				July 31, 2006
	June 30, 2010	Year Ended December 31,			(Inception) to
	(Unaudited)	2009	2008	2007	December 31, 2006

Return on invested assets (1), (2)	6.7%	19.3%	(31.7)%	11.7%	8.4%

Gross return to common limited partner (1)	9.8%	27.3%	(49.2)%	11.5%	10.3%
Less: General Partner profit allocation (1)	-	-	0.5%	(2.1)%	(2.1)%
Return to common limited partner (1), (3)	9.8%	27.3%	(48.7)%	9.4%	8.2%

Ratios to average common equity: (4), (6)
Net investment income (5)	18.6%	8.8%	7.0%	12.8%	10.4%
Expenses	3.8%	4.4%	4.4%	4.5%	5.7%
Expenses and General Partner allocation	3.8%	4.4%	4.4%	4.5%	7.7%

Ending net assets attributable to common
limited partner	$245,372,210	$233,061,800	$195,927,177	$392,503,508	$434,209,177
Portfolio turnover rate (1), (7)	29.6%	44.2%	33.3%	64.6%	17.3%
Weighted-average debt outstanding	$25,988,950	$26,882,192	$123,873,973	$162,460,274	$168,292,208
Weighted-average interest rate	0.8%	1.0%	3.7%	5.8%	5.8%

Annualized Inception to Date Performance Data as of June 30, 2010:
Return on invested assets (2)	1.3%
Internal rate of return (8)	(3.1)%

(1)	Not annualized for periods of less than one year.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)
Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and Partnership expenses, including financing costs and management fees) calculated on a monthly geometrically linked, time-weighted basis.

(4)	Annualized for periods of less than one year, except for allocations to the General Partner.

(5)	Net of allocation to the General Partner.

(6)	These ratios include interest expense but do not reflect the effect of dividends on the preferred equity facility.

(7)	Excludes securities acquired from Special Value Bond Fund II, LLC and Special Value Absolute Return Fund, LLC at the inception of the Partnership.

(8)
Net of dividends on the preferred equity facility, allocations to the General Partner and fund expenses, including financing costs, and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays.  The internal rate of return presented assumes liquidation of the Partnership at net asset value as of the balance sheet date and is reduced by the organizational costs that were expensed at the inception of the Partnership.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Six Months Ended June 30, 2010

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

Anacomp, Inc., Common Stock	$2,783,811	$-	$-	$2,476,589
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK, due 3/12/13	9,138,218	765,729	-	11,228,659
EaglePicher Corporation, 1st Lien Tranche B Term Loan LIBOR + 4.5%, due 12/31/12	7,827,719	-	(7,827,719)	-
EP Management Corporation, Common Stock	43,313,196	-	-	45,991,145
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15	6,592,331	-	612,145	7,339,014
ESP Holdings, Inc., Common Stock	20,389,788	-	-	22,659,377
ESP Holdings, Inc., 15% PIK, Preferred Stock	5,412,228	-	-	5,638,152
International Wire Group, Inc., Senior Secured Notes, 9.75%,	-	-	(1,621,162)	19,992,354
International Wire Group, Inc., Senior Secured Notes, 9.75%, due 4/15/15	-	-	-	8,890,766
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13	10,091,445	-	(10,091,445)	-
Interstate Fibernet, Inc., 2nd Lien Senior Secured Note, LIBOR + 7.5%, due 7/31/14	8,144,989	-	(8,144,989)	-
ITC^DeltaCom, Inc., Common Stock	20,146,626	-	-	15,790,599

Note to Schedule of Changes in Investments in Affiliates:

(1)
The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Partnership of 5% or more of the issuer's voting securities.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Restricted Securities of Unaffiliated Issuers (Unaudited)

June 30, 2010

Investment	Acquisition Date	Cost

AIP/IS Holdings, LLC, Membership Units	Various 2009 & 2010	$723,914
Alabama Aircraft Industries, Inc., Common Stock	Various 2002	3,550,121
Alion Science & Technology Corporation, Senior Secured Notes,
10% Cash + 2% PIK, due 11/1/14	3/10/10	2,394,091
Bally Total Fitness Holdings Corporation, Common Stock	4/30/10	45,186,963
Bally Total Fitness Holdings Corporation, Warrants	4/30/10	-
Clearwire Communications, LLC, Senior Secured Notes, 12%, due 12/1/15	11/24/09	2,568,118
Doral Financial Corporation, Non-Contingent Offered Preferred Stock Shares	4/19/10	676,000
Doral Holdings, LP Interest	7/12/07	11,138,132
Encompass Digital Media Group, Inc., Common Stock	1/15/10	883,196
GSI Group Corporation Inc., Senior Notes, 11%, due 8/20/13	8/20/08	6,971,605
GSI Group Inc., Common Stock	8/20/08	1,136,228
Integra Telecom, Inc., Common Stock	11/19/09	8,433,884
Integra Telecom, Inc., Warrants	11/19/09	19,920
IRI Holdco (RW), LLC, Note Receivable, 8%, due 12/12/11	Various 2008 - 2010	15,207,654
IRI Holdco (RW), LLC, Warrants to Purchase IRI Preferred Stock	12/12/08	1,170,407
ITC Deltacom Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	9,619,343
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	6,092,002
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	3,367,227
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13	Various 2010	9,626,891
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	6/17/09	668,792
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16	8/26/09	3,504,788
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	8/27/09	555,756
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	8/27/09	556,565
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13	8/26/09	3,245,421
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	12/21/09	524,316
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	12/17/09	622,002
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	8/26/09	653,491
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	8/27/09	136,140
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	8/27/09	135,331
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	12/21/09	164,280
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	12/17/09	177,669
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	8/26/09	158,898
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17	3/05/10	3,885,540

Special Value Continuation Partners, LP
 (A Delaware Limited Partnership)

Approval of Investment Management Agreements
(Unaudited)

On May 5, 2010, the Board of Directors of the Partnership, including the “non-interested” Directors (the “Independent Directors”), voted to approve the Investment Management Agreement and Co-Management Agreement (each a “Management Agreement” and collectively, the “Management Agreements”) for an additional one-year term.

In considering whether to recommend re-approval of the Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager, the Co-Manager, fund counsel and independent counsel.  The Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following.

(i) The nature, extent and quality of services provided by the Investment Manager and Co-Manager.  The Independent Directors reviewed the services that the Investment Manager and Co-Manager provide to the Partnership.  The Independent Directors noted the comprehensive range of such services and that the Investment Manager had developed reporting, valuation and other procedures that were customized to the specialized nature of the Partnership, and that the Investment Manager had expertise in administering such procedures.  In addition, the Independent Directors considered the size, education, background and experience of the Investment Manager’s and Co-Manager’s staff.  They also took into consideration the Investment Manager’s and Co-Manager’s quality of service and noted their longevity in the industry.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services expected to be provided by the Investment Manager and Co-Manager to the Partnership and the experience and expertise of the personnel performing such services was consistent with the nature, extent and quality expected of an Investment Manager of an investment vehicle such as the Partnership.

(ii) Investment performance of the Partnership and the Investment Manager. The Independent Directors reviewed the past investment performance of the Partnership and other funds for which the Investment Manager provides investment advisory services, both on an absolute basis and as compared to other funds that had invested in similar investments, as well as general market indices, and the Independent Directors noted that the Partnership had performed satisfactorily.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Approval of Investment Management Agreements (Continued)
(Unaudited)

(iii) Cost of the services provided and profits realized by the Investment Manager from the relationship with the Partnership. The Independent Directors considered the cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager, the terms of which are summarized in the footnotes to the financial statements included in this report.  The Independent Directors also noted the types of expenses for which the Partnership or the Investment Manager and Co-Manager are responsible.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by the Investment Manager and by other managers that had somewhat comparable investment programs. The Independent Directors also noted that the compensation provisions had been subject to extensive discussion with several of the large institutional investors in the Partnership.

The Independent Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Partnership and information on the financial condition of the Investment Manager.  The Independent Directors noted that the Investment Manager and Co-Manager and their affiliates did not receive revenues from any other source, such as brokerage commissions or origination fees, in relation to the Partnership.  The Independent Directors found that the profits realized by the Investment Manager from its relationship with the Partnership were reasonable and consistent with the Investment Manager’s fiduciary duties.  The Independent Directors noted that the Co-Manager was unable to provide the Directors with the information requested on the profitability to the Co-Manager of its relationship with the Partnership.  The Independent Directors also found that the Investment Manager and Co-Manager each had the financial resources necessary to continue to carry out their respective functions.

The Independent Directors concluded that the management and performance fees for the Investment Manager and Co-Manager were reasonable.

(iv) The extent to which economies of scale would be realized as the Partnership grows and whether fee levels would reflect such economies of scale.  In light of the Partnership’s predetermined size and policy of distributing all realized income, the Independent Directors determined that the possibility of economies of scale was not relevant with respect to the current structure of the Partnership and accordingly did not consider whether fee levels would reflect any economies of scale.

In considering the Partnership’s Management Agreements, no single factor was determinative to the decision of the Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously recommended re-approval of each of the Management Agreements.

ITEM 2.         CODE OF ETHICS.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.         SCHEDULE OF INVESTMENTS

Included in Semiannual Shareholder Report in Item 1.

ITEM 7.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 8.        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 9.        PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)   The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely manner.

(b)       None.

ITEM 12.	EXHIBITS.

(a)        (1)         Not applicable for filing of Semiannual Reports to Shareholders.

(a)        (2)         Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)        (3)         Not applicable.

(b)        Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP

By:  /s/ Hugh Steven Wilson
      ——————————————
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson
      ——————————————
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  September 7, 2010

By:  /s/ Paul L. Davis
      ——————————————
Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  September 7, 2010